Warrants (Details)	12 Months Ended
	Mar. 31, 2024 CNY (¥) shares	Mar. 31, 2024 USD ($) shares	Mar. 31, 2023 CNY (¥)
Warrants [Line Items]
Value of the private warrants (in Yuan Renminbi)	¥ 125,595,322	$ 17,701,947	¥ 332,538,382
Change in fair value (in Yuan Renminbi) | ¥	¥ 4,500,000
Public Warrants [Member]
Warrants [Line Items]
Warrants	10,750,000	10,750,000
Public Warrants [Member] | Business Combination [Member]
Warrants [Line Items]
Warrants	10,000,000	10,000,000
Private warrants [Member]
Warrants [Line Items]
Warrants	6,000,000	6,000,000
Value of the private warrants (in Yuan Renminbi) | ¥	¥ 4,500,000
Private warrants [Member] | Business Combination [Member]
Warrants [Line Items]
Warrants	6,000,000	6,000,000